SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenues	$ 301,850	$ 274,880	$ 261,292
Products [Member]
Product Information [Line Items]
Total revenues	52,312	46,275
Services [Member]
Product Information [Line Items]
Total revenues	94,493	100,355
Subscriptions [Member]
Product Information [Line Items]
Total revenues	$ 155,045	$ 128,250